Note 23 - Accumulated Other Comprehensive Income (Loss) - Changes for Unrealized Gains and Losses Securities Available for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 93,387,733	$ 95,456,622	$ 99,027,312
Balance	90,322,663	93,387,733	95,456,622
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance	(5,022,140)	(4,434,351)	(4,844,974)
Other Comprehensive Income Before Reclassification	(401,514)	(333,542)	403,055
Amounts Reclassified from Accumulated Other Comprehensive Income		(254,247)	7,568
TCJ Act	(1,068,295)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,469,809)	(587,789)	410,623
Balance	$ (6,491,949)	$ (5,022,140)	$ (4,434,351)